Subsequent Event (Details) - Subsequent Event $ in Millions	1 Months Ended
Jan. 31, 2025 USD ($)
Minimum
Subsequent Event [Line Items]
Pretax net loss	$ 160
Maximum
Subsequent Event [Line Items]
Pretax net loss	$ 190